CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 209,478,864	$ 106,468,070
Restricted cash	84,434,680	84,988,128
Accounts receivable, net of allowance for doubtful accounts of $3,213,378 and $15,869,894 in 2010 and 2011, respectively	152,285,987	65,580,727
Advanced to suppliers	5,418,925	8,503,484
Amounts due from related parties	634,058	42,577,666
Inventories	43,977,417	72,334,967
Project assets	9,203,936
Deferred tax assets	6,416,008	3,940,863
VAT tax receivables	39,910,040	17,868,203
Income tax receivable	2,604,397
Prepaid expense and other current assets	6,984,968	5,334,618
Total current assets	561,349,280	407,596,726
Property, plant and equipment, net	164,535,473	111,628,940
Prepaid land use rights	23,359,916	11,041,807
Intangible assets, net	4,838,946	7,625,671
Goodwill		14,806,586
Deferred tax assets	17,598,302	3,118,252
Restricted cash-collateral account	1,654,240	18,521,580
Convertible senior notes issuance cost	980,683	2,610,744
Amount due from related parties	29,621,962
Other long-term assets	5,969,825	1,128,404
TOTAL ASSETS	809,908,627	578,078,710
Current liabilities:
Short-term bank borrowings	286,887,593	139,529,915
Current portion of long term borrowing	35,328,572
Accounts payable	47,720,422	51,645,593
Notes payable	56,206,154	31,633,620
Amounts due to related parties	57,609,521	2,462,954
Accrued payroll and welfare	4,296,061	6,141,538
Accrued expenses and other current liabilities	9,740,666	8,146,193
Deferred tax liability	786,358	654,026
Income tax payable		6,162,196
Total current liabilities	498,575,347	246,376,035
Long-term debt	125,438,845	30,199,160
Collateral account payable	1,654,240	18,521,580
Deferred tax liability	1,045,435	1,683,527
Convertible senior notes	27,500,000	44,000,000
Accrued warranty cost	14,763,321	8,630,604
Other liabilities	1,845,025	1,858,985
Total liabilities	670,822,213	351,269,891
Commitments and contingencies (Note 18)
Equity:
Ordinary share (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2010 and 2011)	26,729	26,729
Additional paid-in capital	185,366,825	185,475,047
Retained earnings (accumulated deficit)	(81,006,405)	13,286,290
Accumulated other comprehensive income	34,699,265	28,020,753
Total equity	139,086,414	226,808,819
TOTAL LIABILITIES AND EQUITY	$ 809,908,627	$ 578,078,710